Statutory Reserve and Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserve and Restricted Net Assets [Abstract]
Statutory reserve percentage	10.00%
Reserve registered capital percentage	50.00%
Statutory reserve	$ 6,578	$ 6,578
Restricted net assets	$ 1,206,578	$ 1,106,578